Fair Value Measurements - Rollforward for the Level 3 investments (Details) - USD ($)	1 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair Value Recurring Basis Unobservable Input Reconciliation Asset Gain Loss Statement Of Income Extensible List Not Disclosed Flag					true
Transfers from/to levels		$ 0	$ 0
Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Working capital loan at beginning balance		1,066,667	21,063,972	$ 26,260,000	$ 21,063,972
Working capital loan at ending of balance	$ 21,063,972			21,063,972	1,066,667
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
FPA assets at the beginning balance		353,731	$ 1,002,789		1,002,789
Change in fair value of FPA	232,789	681,533			(649,058)
FPA assets at the ending balance	1,002,789	1,035,264		1,002,789	353,731
Working capital loan at beginning balance		1,500,000
Issuance of loan		734,300			1,500,000
Working capital loan at ending of balance		$ 2,234,300			$ 1,500,000
Transfers from Level 3 to Level 1 investments				14,000,000
Warrants issued on April 12, 2021 (unaudited)				103,000
Transfer from Level 3 to Level 2 investments				(8,000,000)
Level 3 Warrant liabilities at December 31, 2021	$ 1,002,789			1,002,789
Level 3 | Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Working capital loan at beginning balance				$ 26,260,000